Financial Assets and Financial Liabilities - Summary of Interest-bearing Loans and Borrowings (Detail) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 SGD ($)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Amount	$ 11,356	$ 24,814
Renminbi (RMB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity	Mar. 2020 ~ Sept. 2020	Jan. 2019 ~ Sept. 2019
Current interest-bearing loans and borrowings, Amount	$ 2,929	$ 6,130		¥ 20,400			¥ 42,100
Renminbi (RMB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	5.00%	4.70%	5.00%	5.00%	5.00%	4.70%	4.70%
Renminbi (RMB) [Member] | Top Of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	5.50%	4.79%	5.50%	5.50%	5.50%	4.79%	4.79%
Thai Baht (THB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity	Jan. 2020 ~ Jun. 2020	Jan. 2019 ~ Jun. 2019
Current interest-bearing loans and borrowings, Amount	$ 5,423	$ 18,684	฿ 161,018			฿ 602,150
Thai Baht (THB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	1.90%	1.10%	1.90%	1.90%	1.90%	1.10%	1.10%
Thai Baht (THB) [Member] | Top Of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	2.70%	2.10%	2.70%	2.70%	2.70%	2.10%	2.10%
Singapore dollars (SGD) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	3.05%		3.05%	3.05%	3.05%
Current interest-bearing loans and borrowings, Maturity	Feb. 2020 ~ Apr. 2020
Current interest-bearing loans and borrowings, Amount	$ 3,004				$ 4,042